Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 06, 2016
Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Sep. 06, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 06, 2016
Prospectus Date	rr_ProspectusDate	Sep. 06, 2016
Catalyst/MAP Global Capital Appreciation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catalyst/MAP Global Capital Appreciation Fund
Supplement [Text Block]	mfst_SupplementTextBlock

MUTUAL FUND SERIES TRUST

Catalyst/MAP Global Capital Appreciation Fund
Class A: CAXAX Class C: CAXCX CLASS I: CAXIX

September 6, 2016

The information in this Supplement amends certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2015.

__________________________________________________________________________

Effective as of the date of this Supplement, the Fund’s name is changed to the Catalyst/MAP Global Equity Fund.

Also effective as of the date of this Supplement, the following sentence is added to end of the first paragraph under the sections entitled “Fund Summary: Catalyst/MAP Global Capital Appreciation Fund – Principal Investment Strategies” and “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies”:

“Under normal market conditions, the Fund will invest at least 80% of its net assets  plus any borrowings for investment purposes in equity securities. Equity securities include equity securities and options on equity securities.”

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2015, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

Catalyst/MAP Global Capital Appreciation Fund
Class A: CAXAX Class C: CAXCX CLASS I: CAXIX

September 6, 2016

The information in this Supplement amends certain information contained in the Statement of Additional Information (“SAI”) for the Fund, dated November 1, 2015.

__________________________________________________________________________

Effective as of the date of this Supplement, the Fund’s name is changed to the Catalyst/MAP Global Equity Fund.

Also effective as of the date of this Supplement, the following is added as a non-fundamental investment policy of the Fund under the section of the SAI entitled “Other Investment Policies”:

“Under normal market conditions, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities.”

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2015, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.